PENSION PLANS - Amounts Recognized in Balance Sheet and Accumulated Other Comprehensive Losses Before Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Amounts Recognized in Balance Sheet
Accrued pension liability - long-term	$ (252,665)	$ (236,206)
Pension plans
Amounts Recognized in Balance Sheet
Accrued pension liability - current	(2,058)	(2,148)
Accrued pension liability - long-term	(252,665)	(236,206)
Total	(254,723)	(238,354)
Amounts Recognized in Accumulated Other Comprehensive Losses Before Tax
Net actuarial loss	$ (51,630)	$ (49,451)